OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies that are not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(In Thousands)
Commitments to extend credit:
Future loan commitments	$11,123	$31,211
Undisbursed construction loans	3,406	5,673
Undisbursed home equity lines of credit	23,019	23,172
Undisbursed commercial lines of credit	23,842	17,995
Overdraft protection lines	1,190	1,190
Standby letters of credit	611	34
Total commitments	$63,191	$79,275

Future loan commitments at December 31, 2012 and 2011 included fixed rate loan commitments of $10.6 million and $16.0 million, respectively, at interest rates ranging from 2.63% to 7.00% and 3.00% to 6.25%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction, home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.
Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2028.  At December 31, 2012, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2013	$1,277
2014	1,275
2015	1,095
2016	929
2017	763
Thereafter	4,924
Total	$10,263

Certain leases contain options to extend for periods of 5 to 20 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.3 million, $1.4 million and $1.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes that the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.

Investment Commitments
The Bank is a limited partner in three SBICs and committed to contribute capital of $3.0 million to the limited partnerships.  The Bank recognized write-downs totaling $72,000 and $12,000 on its investment in the SBICs during the years ended December 31, 2011 and 2010, respectively.  There were no write-downs on the Bank's investment in SBICs during the year ended December 31, 2012. The SBICs, with a combined net book value of $1.3 million and $746,000 at December 31, 2012 and 2011, respectively, net of impairment charges and distributions are included in other assets. At December 31, 2012, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $934,000.